Expense Example	Jun. 27, 2025 USD ($)
Blueprint Adaptive Growth Allocation Fund | Blueprint Adaptive Growth Allocation Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 133
Expense Example, with Redemption, 3 Years	407
Expense Example, with Redemption, 5 Years	701
Expense Example, with Redemption, 10 Years	1,537
HVIA Equity Fund | HVIA Equity Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	439
Expense Example, with Redemption, 5 Years	773
Expense Example, with Redemption, 10 Years	1,718
HVIA Equity Fund | HVIA Equity Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	361
Expense Example, with Redemption, 5 Years	640
Expense Example, with Redemption, 10 Years	1,437
Nia Impact Solutions Fund | Nia Impact Solutions Fund [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	398
Expense Example, with Redemption, 5 Years	717
Expense Example, with Redemption, 10 Years	$ 1,623